Disclosure of gold deliveries (Details) - Santa Elena [Member]	12 Months Ended
	Dec. 31, 2017 USD ($) oz	Dec. 31, 2016 USD ($) oz
Statement [Line Items]
Au ounces delivered to Sandstorm | oz	10,107	9,992
Average Au price - Sandstorm	$ 388	$ 360
Average Au price - market	$ 1,257	$ 1,251